SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Sep. 13, 2018
Segment Reporting Information [Line Items]
Revenues	$ 279,332		$ 253,335		$ 234,636
Operating income	22,654		62,378		56,535
Assets	146,475		137,660		112,576
Goodwill	50,086	[1]	62,896	[1]	3,777	$ 59,402
Expenditures for assets	12,940		16,214		10,027
Depreciation and amortization	17,154		9,116		10,358
Impairment of goodwill	12,292	[2]
Impairment of intangible assets	13,862
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues	204,728		181,357		169,752
Operating income	26,092		56,913		55,012
Assets	118,361		101,305		95,384
Goodwill	43,383		55,069		1,732
Expenditures for assets	11,050		15,677		9,346
Depreciation and amortization	14,671		8,630		10,030
Impairment of goodwill	11,088
Impairment of intangible assets	10,914
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues	74,604		71,978		64,884
Operating income	(3,438)		5,465		1,523
Assets	28,114		36,355		17,192
Goodwill	6,703		7,827		2,045
Expenditures for assets	1,890		537		681
Depreciation and amortization	2,483		$ 486		$ 328
Impairment of goodwill	1,204
Impairment of intangible assets	$ 2,948

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.
[2]	As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.